PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Schedule of Changes in Provisions

(in millions of Euros)	Notes	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2019		83	3	54	140
IFRIC 23 application	2	—	—	(20)	(20)
Allowance		1	2	6	9
Amounts used		(2)	(1)	(4)	(7)
Unused amounts reversed		(1)	—	(4)	(5)
Unwinding of discounts		4	—	—	4
Effects of changes in foreign exchange rates		2	—	—	2
Transfer		3	—	(4)	(1)
At December 31, 2019		90	4	28	122
Current		7	2	14	23
Non-Current		83	2	14	99
Total Provisions		90	4	28	122

(in millions of Euros)	Notes	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2018		81	5	67	153
Transfer from provision to contract liability		—	—	(23)	(23)
Allowance		3	1	15	19
Amounts used		(2)	(2)	(4)	(8)
Unused amounts reversed		—	(1)	(6)	(7)
Unwinding of discounts		(1)	—	—	(1)
Effects of changes in foreign exchange rates		2	—	1	3
Transfer		—	—	4	4
At December 31, 2018		83	3	54	140
Current		5	1	40	46
Non-Current		78	2	14	94
Total Provisions		83	3	54	140

Schedule of Legal Claims and Other Costs

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Litigation (A)	21	45
Disease claims (B)	4	4
Other	3	5
Total Provisions for legal claims and other costs	28	54

(A)	The decrease in provisions for litigation is mainly explained by the €20 million reclassification upon the adoption of IFRIC 23.

(B)
Since the early 1990s, certain activities of the Group’s businesses have been subject to claims and lawsuits in France relating to occupational diseases resulting from alleged asbestos exposure, such as mesothelioma and asbestosis. It is not uncommon for the investigation and resolution of such claims to go on over many years as the latency period for acquiring such diseases is typically between 25 and 40 years. For any such claim, it is up to the social security authorities in each jurisdiction to determine if a claim qualifies as an occupational illness claim. If so determined, the Group must settle the case or defend its position in court. At December 31, 2019, seven cases in which gross negligence is alleged (“faute inexcusable”) remain outstanding (six at December 31, 2018), the average amount per claim being less than €0.1 million. The average settlement amount per claim in 2019 and 2018 was less than €0.1 million. It is not anticipated that the resolution of such litigation and proceedings will have a material effect on the future results from continuing operations, financial position, or cash flows of the Group.